OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Accounts Receivables Abstract
Government authorities	$ 275	$ 207
Grant receivables	0	643
Patent cost reimbursement	603	1,078
Accrued bank interests	7	18
Prepaid expenses	1,681	1,308
Restricted cash	77	47
Other	8	71
Other receivables	$ 2,651	$ 3,372